Analysis of performance by segment - Short-term fluctuations in investment returns (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ (113)	£ (573)
Operating segments | Asia
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(326)	41
Operating segments | US
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	244	(754)
Operating segments | UK and Europe
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(122)	42
Operations within segments | Jackson (US insurance operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	244	(754)
Operations within segments | Jackson (US insurance operations) | Net equity hedge result
Analysis of operating segments
Fair value movements on equity hedge instruments	(375)	(1,126)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	505	111
Fee assessments net of claim payments	253	233
Short-term fluctuations in investment returns on shareholder-backed business	383	(782)
Operations within segments | Jackson (US insurance operations) | Other than equity-related derivatives
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(183)	12
Operations within segments | Jackson (US insurance operations) | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	6	5
Operations within segments | Jackson (US insurance operations) | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	31	1
Operations within segments | Jackson (US insurance operations) | Other items
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	7	10
Operations within segments | Jackson (US insurance operations) | Amortisation to the income statement, Non-operating profit
Analysis of operating segments
Related credit (charge) for amortisation of deferred acquisition costs	(199)	231
Unallocated to a segment (other operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ 91	£ 98